Share-based Compensation - Description of share option plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2014
Minimum
Description of share option plans
Vesting Period	0 years
Expiration period	6 years
Minimum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	0 years
Maximum
Description of share option plans
Vesting Period	6 years
Expiration period	7 years
Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Vesting Period	6 years
the 2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 1,652.5
Weighted average remaining vesting period	3 years 7 months 6 days
Global Share Plan and 2018 Plan [Member]
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 1,176.8
Weighted average remaining vesting period	1 year 10 months 24 days
Class Z Ordinary Shares | Global Share Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan		19,880,315
Class Z Ordinary Shares | the 2018 Plan | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Aggregate number of shares issuable under the plan	30,673,710
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum	10.00%
Class Z Ordinary Shares | the 2018 Plan | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	33,132,989
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Number of Shares Available for Grant	37,092,680
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	41,413,503
Class Z Ordinary Shares | 2018 Restated Share Incentive Plan [Member] | Maximum | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Aggregate number of shares issuable under the plan	2,070,675
Class Z Ordinary Shares | the 2024 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Description of share option plans
Number of Shares Available for Grant	41,272,920
Class Z Ordinary Shares | the 2024 Plan [Member] | Maximum
Description of share option plans
Aggregate number of shares issuable under the plan	41,272,920